Intangible assets, net	12 Months Ended
Dec. 31, 2016
Intangible assets, net
Intangible assets, net

11.  Intangible assets, net

Intangible assets, net, consisted of the following:

	Gross	Accumulated Amortization	Net
	RMB	RMB	RMB
As of December 31, 2015
Technical know-how	9,000	(9,000)	—
Customer relationship	3,191	(2,606)	585
Purchased software and others	26,491	(14,842)	11,649

	38,682	(26,448)	12,234

As of December 31, 2016
Technical know-how	9,000	(9,000)	—
Customer relationship	3,191	(3,191)	—
Purchased software and others	29,013	(17,300)	11,713

	41,204	(29,491)	11,713

Amortization expense was RMB 2,427, RMB 2,312 and RMB 3,043 for the years ended December 31, 2014, 2015 and 2016, respectively, and is recorded in manufacturing overhead, selling, general and administrative expenses, research and development expenses.

Amortization expense of the existing intangible assets for each of the next five years will be approximately RMB 1,933.